Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 — PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	December 31,
	2019	2018
Furniture and Fixtures	$14,895	$14,895
Office Equipment	73,205	73,205
Leasehold improvements	6,208	6,208
Computer Software	12,292	12,292
	106,600	106,600
Accumulated depreciation	(69,947)	(40,655)
Property and equipment, net	$36,653	$65,945

Depreciation expense was $29,292 and $40,655 for the years ended December 31, 2019 and 2018, respectively. As it pertains to the predecessor, for the period from January 1, 2018 through April 8, 2018, depreciation expense was $18,486.